Cover	Nov. 05, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Lincoln National Corporation
Entity Incorporation, State or Country Code	IN
Entity File Number	1-6028
Entity Tax Identification Number	35-1140070
Entity Address, Address Line One	150 N. Radnor Chester Road
Entity Address, City or Town	Radnor
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	484
Local Phone Number	583-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000059558
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	LNC
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of 9.000% Non-Cumulative Preferred Stock, Series D
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of 9.000% Non-Cumulative Preferred Stock, Series D
Trading Symbol	LNC PRD
Security Exchange Name	NYSE